Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators Used for Basic and Diluted Earnings Per Common Share

The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted earnings (loss) per share from continuing operations attributable to Axiall and discontinued operations for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(Amounts in millions)	2015	2014	2013
Numerator
Income (loss) from continuing operations	$(843.8)	$78.0	$192.2
Less net income (loss) attributable to noncontrolling interest	(20.7)	3.9	2.7

Income (loss) from continuing operations attributable to Axiall	(823.1)	74.1	189.5
Income (loss) from discontinued operations	6.7	(27.8)	(24.2)

Consolidated net income (loss) attributable to Axiall	$(816.4)	$46.3	$165.3

Denominator
Weighted average common shares outstanding, basic	70.4	70.1	67.3
Dilutive impact of stock options and other share-based awards	—	0.5	0.5

Weighted average common shares outstanding, diluted	70.4	70.6	67.8

	Year Ended December 31,
	2015	2014	2013
Basic earnings (loss) per share attributable to Axiall:
Basic earnings (loss) per share from continuing operations attributable to Axiall	$(11.68)	$1.06	$2.82
Basic earnings (loss) per share from discontinued operations	0.09	(0.40)	(0.36)

Basic earnings (loss) per share attributable to Axiall	$(11.59)	$0.66	$2.46

Diluted earnings (loss) per share attributable to Axiall:
Diluted earnings (loss) per share from continuing operations attributable to Axiall	$(11.68)	$1.05	$2.80
Diluted earnings (loss) per share from discontinued operations	0.09	(0.40)	(0.36)

Diluted earnings (loss) per share attributable to Axiall	$(11.59)	$0.65	$2.44